Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Balances and Transactions
Schedule of principal related party balances and transactions

a)                                     Amounts due from related parties:

	As of December 31,
	2010	2011
	RMB	RMB
Amount due from an affiliate (i)	20,000	353,136
Amounts due from noncontrolling shareholders (ii)	20,000	12,500
Total	40,000	365,636

b)                                     Amounts due to related parties:

	As of December 31,
	2010	2011
	RMB	RMB
Amounts due to noncontrolling shareholders (iii)	37,800	20,305

(i)         The Group agreed to grant a maximum loan of US$50,000 (equivalent to RMB315,000) to Sincere Fame pursuant to a facility letter (the “Facility”) entered in October 2011. This facility is valid for two years and can be renewed upon mutual agreement. As of December 31, 2011, amount due from an affiliate represented RMB351,860 principal receivable and RMB1,276 interest receivable due from subsidiaries of Sincere Fame, of which RMB315,000 was granted under the Facility. This amount is unsecured, bears interest at 7.3% and is repayable within one year.

US$2,000 was advanced by subsidiaries of Sincere Fame to a shareholder of the Company (the “Loan”). The Loan was granted at an interest rate of 0.02% per day, unsecured and fully settled subsequent to year ended December 31, 2011.

As of December 31, 2010 amount due from an affiliate RMB20,000 represented receivable from a subsidiary of Sincere Fame, which was unsecured, interest free and repayable on demand. This amount was subsequently settled on January 4, 2011.

(ii)          Amounts due from noncontrolling interests were unsecured, interest free and repayable on demand.

As of December 31, 2011, the amounts represent an acquisition consideration refund receivable from the selling shareholder of two subsidiaries acquired in 2009 and one subsidiary acquired in 2010, which failed to meet their performance targets pursuant to acquisition agreements. These amounts have been fully settled in March 2012. During 2011, Huajie and Zhongxin were purchased from this noncontrolling shareholder. During 2010, Fanlian, Mintai, Baolian and Fangda were purchased from this noncontrolling shareholder.

As of December 31, 2010, the amounts represented RMB20,000 receivable from Mr. Keping Lin (“Mr. Lin”) who committed to inject to Datong as working capital unilaterally within two years on the completion of selling Beijing Fanhua Datong Investment Management Co., Ltd. (“Datong Investment”) to the Group. Such commitment has been cancelled subsequent to year ended December 31, 2010 on selling of Datong Investment on March 25, 2011.

(iii)       The amount was unsecured, interest-free and repayable on demand. As of December 31, 2011, the amount mainly represented consideration payable to noncontrolling shareholders for additional shares acquired. As of December 31, 2010, the amount mainly represented RMB30,000 payable to Mr. Lin, the selling shareholder of Datong Investment as Datong Investment met the year 2010 performance target. Such contingent consideration payable has been subsequently settled in 2011.

c)                                      A subsidiary of the Company paid service charges of RMB807, nil and nil to an affiliate for the years ended December 31, 2009, 2010, 2011, respectively.

A subsidiary of the Company provided IT service to an affiliate and charged RMB5,000 for the year ended December 31, 2011.

Subsidiaries of the Company charged affiliates interest income of RMB1,276 for funds used for the year ended December 31, 2011.